CONSOLIDATED INCOME STATEMENT - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Interest income	£ 16,562	£ 12,920	£ 13,866
Interest expense	(3,457)	(1,884)	(3,096)
Net interest income	13,105	11,036	10,770
Fee and commission income	2,352	2,195	1,924
Fee and commission expense	(1,101)	(942)	(909)
Net fee and commission income	1,251	1,253	1,015
Net trading income	180	385	750
Other operating income	2,209	1,999	2,050
Other income	3,640	3,637	3,815
Total income	16,745	14,673	14,585
Operating expenses	(9,199)	(10,206)	(9,196)
Impairment (charge) credit	(1,452)	1,318	(4,060)
Profit before tax	6,094	5,785	1,329
Tax (expense) credit	(1,300)	(583)	137
Profit for the year	4,794	5,202	1,466
Profit attributable to ordinary shareholders	4,528	4,826	1,023
Profit attributable to other equity holders	241	344	417
Profit attributable to equity holders	4,769	5,170	1,440
Profit attributable to non-controlling interests	£ 25	£ 32	£ 26